Related Party Balances and Transactions (Details)							6 Months Ended		12 Months Ended
	Jan. 13, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Nov. 17, 2021 USD ($)	May 27, 2021 USD ($)	Aug. 13, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2021	Feb. 25, 2022 shares	Nov. 17, 2021 AUD ($)	Jan. 02, 2021 shares
Related Party Balances and Transactions (Details) [Line Items]
Concentration risk threshold percentage									20.00%
Line of credit						$ 15,000,000
Line of credit maturity date						Aug. 12, 2022
Line of credit term						3 years
Outstanding principal indebtedness rate						8.00%
Line of credit facility						$ 12,000,000
Working capital (in Dollars)											$ 700,000
Bearing interest rate				10.00%							10.00%
Maturity date				6 months
Borrower outstanding				$ 554,000							$ 0
Expiry date	Jan. 12, 2023
Line of credit operation	$ 1,000,000
Line of credit extendable	3 years
Interest on outstanding principal rate	10.00%
Increase decrease in additional paid-in capital					$ 303,419
Aptorum Therapeutics Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Maturity date				6 months
Aptus Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees		$ 3,205	$ 25,000
Expiry date		Dec. 31, 2023	Dec. 31, 2023
Libra Sciences Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Concentration risk threshold percentage									50.00%
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Management services income received							$ 13,333	$ 104,000
Services fees							21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees							18,359	143,200
Business development							$ 13,018	$ 101,542
Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued (in Shares) | shares												117
Clark Cheng [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage												93.00%
Clark Cheng [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage												92.00%
Aptorum Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued (in Shares) | shares										119
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage										92.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage										91.00%
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consideration value					$ 1
Line of Credit [Member]
Related Party Balances and Transactions (Details) [Line Items]
Maturity date				6 months